INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Other accrued liabilities	$ 136.1	$ 112.4
Loss carryforwards	110.4	112.0
Share-based compensation	71.6	82.5
Pension and other comprehensive income	337.8	346.3
Foreign tax credit	47.6	44.7
Debt fair value adjustment		79.4
Other, net	138.9	120.4
Valuation allowance	(86.8)	(73.1)
Total deferred tax assets	755.6	824.6
Deferred tax liabilities
Property plant and equipment basis differences	246.8	289.6
Intangible assets	1,331.4	1,412.1
Unremitted foreign earnings	68.3	98.0
Other, net	30.5	60.9
Total deferred tax liabilities	1,677.0	1,860.6
Net deferred tax liability	$ (921.4)	$ (1,036.0)